Earnings Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,535,771	1,903,467	1,629,105	3,037,447
Basic weighted average common stock outstanding	38,512,000	38,420,000	38,490,000	38,399,000	38,405,000	38,318,000	38,179,000
Diluted weighted average common stock outstanding	38,512,000	38,420,000	38,490,000	38,399,000	38,405,000	38,318,000	39,180,000
Employee Stock Option
Earnings Per Share [Abstract]
Common shares					0	0	72,000
Warrants
Earnings Per Share [Abstract]
Warrants					0	0	885,000
Restricted stock units
Earnings Per Share [Abstract]
Common shares					0	0	44,000